[graphic]

===============================================================================
                                    Semiannual Report February 28, 2002

Oppenheimer
International Small
Company Fund

                                               [logo] OppenheimerFunds(R)
                                                      The Right Way to Invest

REPORT HIGHLIGHTS

    CONTENTS
1   Letter to
    Shareholders

3   An Interview
    with Your Fund's
    Managers

9   Financial
    Statements

28  Officers and
    Trustees

Fund Objective

Oppenheimer International Small Company Fund seeks long-term capital appreciation.

Cumulative Total Returns*

               For the Six-Month Period
               Ended 2/28/02

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        7.20%                    1.03%
--------------------------------------------------
Class B        6.80                     1.80
--------------------------------------------------
Class C        6.64                     5.64
--------------------------------------------------
Class N        7.03                     6.03
--------------------------------------------------

Average Annual Total Returns*

               For the 1-Year Period
               Ended 2/28/02

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        -6.85%                   -12.21%
--------------------------------------------------
Class B        -7.70                    -12.30
--------------------------------------------------
Class C        -7.73                    - 8.65
--------------------------------------------------
Class N        -7.24                    - 8.15

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 8 for further details.

LETTER TO SHAREHOLDERS

[photo of John V. Murphy]
John V. Murphy
President
Oppenheimer
International Small
Company Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                1 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
March 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                2 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management
Team
Rajeev Bhaman
George Evans
Frank Jennings
Rohit Sah
Bill Wilby

Q. How did Oppenheimer International Small Company Fund perform during the six months that ended February 28, 2002?
A. The Fund performed well, delivering a positive six-month total return that put it well ahead of the negative returns for its peer group of international small-cap funds.(1)

What accounted for the Fund's outperformance?
We attribute the above-average results to a change in management style adopted in early 2001. Prior to that time, stock selection for the Fund was driven primarily by quantitative modeling programs. Now, stock selection is in the hands of a team of four experienced managers, emphasizing fundamental stock picking and focusing on reasonably priced stocks, primarily growth equities. A fifth manager helps with stock selection and also monitors portfolio concentrations and risk characteristics. Our qualitatively oriented management team is better able to assess what is probably the single most critical factor in the success of small foreign companies--namely, the caliber of management. Confidence in management is even more critical in small-cap companies than in larger cap companies, since such small companies face less scrutiny from far fewer analysts and shareholders. Another important issue is, of course, the nature of the business.
     In the past year, we have restocked the portfolio with well-managed small companies, most of which also fit into at least one of our global investment themes: mass affluence, new technology, restructuring and aging.

1. Source of data: Lipper Analytical Services, 2/28/02. The average of the total return of the 100 funds in the Lipper International Small Cap Funds Category for the six-month period ended 2/28/02 was -4.75%. Lipper rankings are based on total returns, but do not consider sales charges.

                3 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Do you also consider economic and market conditions when choosing individual equities?
We're well aware of these broad influences and how they may affect a particular stock's prospects. But they're only one part of the evaluation process. So, even though markets everywhere struggled during this period, we were able to find several stocks that fit our criteria. The nature of the business, its growth prospects and quality of management is generally far more important than economic and market conditions.

Why were international markets "struggling"?
Generally speaking, foreign stocks are still recovering from the worldwide collapse of technology and telecommunications stocks in early 2000. Since the "tech bubble" imploded, investors have shied away from investments they perceive as riskier, including foreign growth stocks. Meanwhile, Japan has gone from bad to worse (i.e., from recession to deflation), and economic growth rates in the Eurozone have followed the United States' growth rate into negative territory. Growth also has slowed in emerging markets, which depend heavily upon the markets of developed nations. Also, remember that investing in foreign securities includes additional expenses and risks, such as adverse currency fluctuations, and small caps are often more volatile than larger issues.

Which stocks in the portfolio bucked the worldwide downtrend most successfully? They ranged from Elekta AB, a Swedish medical technology firm, to LG Home Shopping, Inc., a Korean TV retailer. Elekta manufactures the Gamma Knife, which is an important technology available to perform noninvasive brain surgery. After several years of mismanagement, the company reorganized, and growth prospects are good. Plus, the Gamma Knife has the potential to treat everything from brain lesions to Parkinson's disease and epilepsy.

                4 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
3/31/02(2)

Class A     Since
1-Year      Inception
-------------------------
3.84%       4.33%

Class B     Since
1-Year      Inception
-------------------------
4.25%       4.59%

Class C     Since
1-Year      Inception
-------------------------
8.23%       4.94%

Class N     Since
1-Year      Inception
-------------------------
8.70%       -0.66%

     LG Home Shopping is a retail success story that plays into our mass affluence and new technology investment themes. As South Koreans' annual per capita income has risen (from less than $500 in 1950 to roughly $ 11,000 today), so has their propensity to shop. With the expansion of Korea's cable systems in recent years, the tendency to shop from TV channels has grown even faster.

Which investments disappointed you during this period?
Eidos plc, one of the world's leading providers of video game software, had a fine catalog of game software, but poor management until recently. New management came on board during 2001, giving us reason to hold on to the stock. But the company's sales underperformed expectations during the 2001 holiday season, when a new generation of video consoles and video games was introduced in the U.S. market. The stock has languished, however, largely because the company's newest products are not scheduled to be introduced in Europe, its largest market, until mid 2002.
     Another disappointment was Housing Development Finance Corp. (HDFC) Ltd., an Indian mortgage company, which slumped based on concerns about rising competition. We have maintained our position because we believe the concerns will be shortlived. India's housing demand is enormous--one that has room for additional competitors without seriously impinging HDFC's margins. Additionally, HDFC has not really lost its competitive advantage; it is the only provider that currently offers a full range of the services Indian homebuyers need.

2. See Notes on page 8 for further details.

                5 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

What is your outlook for international equity markets?
We believe this worldwide bear market is in the final stages. We also believe small foreign stocks will be one of the most important segments of the equity markets worldwide for the foreseeable future. On a global basis, large-cap stocks are still relatively expensive, and because of their mature nature, have less potential for explosive growth. Small caps, on the other hand, are still frequently underpriced and may offer significant capital gains opportunities as worldwide markets take a turn for the better. In anticipation of this, we have constructed a portfolio of well-managed companies with potential to excel in the coming years. It is this forward-thinking approach that makes Oppenheimer International Small Company Fund a part of The Right Way to Invest.

                6 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Regional Allocation(3)

[pie chart]

o Europe         41.7%
o Asia           33.2
o U.S./Canada     9.3
o Latin America   9.0
o Emerging
  Europe          5.0
o Middle East/
  Africa          1.8

[end pie chart]

Top Ten Geographical Diversification Holdings(3)
-------------------------------------------------------
Great Britain                                     14.8%
-------------------------------------------------------
Korea, Republic of (South)                        13.3
-------------------------------------------------------
India                                             10.7
-------------------------------------------------------
The Netherlands                                   10.5
-------------------------------------------------------
Mexico                                             9.0
-------------------------------------------------------
United States                                      6.6
-------------------------------------------------------
Sweden                                             5.4
-------------------------------------------------------
Japan                                              4.7
-------------------------------------------------------
Finland                                            3.2
-------------------------------------------------------
Singapore                                          3.1

Top Ten Common Stock Holdings(4)
-------------------------------------------------------
LG Home Shopping, Inc.                             5.4%
-------------------------------------------------------
Halma plc                                          5.0
-------------------------------------------------------
Grupo Financiero Banorte SA de CV                  4.5
-------------------------------------------------------
Corporacion GEO SA de CV, Series B                 4.1
-------------------------------------------------------
Elekta AB, B Shares                                4.0
-------------------------------------------------------
NCsoft Corp.                                       3.5
-------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                  3.4
-------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                 3.3
-------------------------------------------------------
Haw Par Healthcare Ltd.                            3.0
-------------------------------------------------------
Credit Rating Information Services of India Ltd.   2.7

3. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of investments.

4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.

                7 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 11/17/97. Class A returns include the maximum initial sales charge of 5.75%.

Class B shares were first publicly offered on 11/17/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

Class C shares were first publicly offered on 11/17/97. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                8 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  February 28, 2002 / Unaudited

                                                                                               Market Value
                                                                                  Shares         See Note 1
=============================================================================================================
Common Stocks--92.9%
-------------------------------------------------------------------------------------------------------------
Basic Materials--3.3%
-------------------------------------------------------------------------------------------------------------
Gold & Precious Minerals--3.3%
Newmont Mining Corp. (Holding Co.)                                                70,160         $1,692,259
-------------------------------------------------------------------------------------------------------------
Capital Goods--17.6%
-------------------------------------------------------------------------------------------------------------
Electrical Equipment--6.0%
Cosel Co. Ltd.                                                                    36,100            547,603
-------------------------------------------------------------------------------------------------------------
Halma plc                                                                      1,211,300          2,595,593
                                                                                                -------------
                                                                                                  3,143,196

-------------------------------------------------------------------------------------------------------------
Industrial Services--8.7%
Cofina SGPS SA                                                                   300,000            583,875
-------------------------------------------------------------------------------------------------------------
Eurotunnel SA(1)                                                                 993,600            868,059
-------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.(1)                                              66,725          1,769,052
-------------------------------------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                                               42,500          1,297,716
                                                                                                -------------
                                                                                                  4,518,702

-------------------------------------------------------------------------------------------------------------
Manufacturing--2.9%
Asian Paints Ltd. (India)                                                        153,000            957,310
-------------------------------------------------------------------------------------------------------------
GSI Lumonics, Inc.                                                                64,300            551,694
                                                                                                -------------
                                                                                                  1,509,004

-------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--16.9%
-------------------------------------------------------------------------------------------------------------
Autos & Housing--9.2%
Ashok Leyland Ltd.                                                               350,000            642,469
-------------------------------------------------------------------------------------------------------------
Cofinimmo                                                                         11,800          1,020,700
-------------------------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B(1)                                          1,200,000          2,154,705
-------------------------------------------------------------------------------------------------------------
Rodamco Europe NV                                                                 26,000            981,014
                                                                                                -------------
                                                                                                  4,798,888

-------------------------------------------------------------------------------------------------------------
Consumer Services--3.3%
Johnson Service Group plc                                                        255,200          1,249,626
-------------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                               42,000            477,739
                                                                                                -------------
                                                                                                  1,727,365

-------------------------------------------------------------------------------------------------------------
Media--1.7%
Impresa-Sociedade Gestora de Participacoes SA(1)                                 350,000            575,225
-------------------------------------------------------------------------------------------------------------
MacMillan India MC                                                                43,000            194,131
-------------------------------------------------------------------------------------------------------------
Navneet Publications India                                                        36,438            122,631
                                                                                                -------------
                                                                                                    891,987

-------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.7%
Shinsegae Department Store Co.                                                     1,475            203,886
-------------------------------------------------------------------------------------------------------------
Stockmann AB, Cl. A                                                               80,850            944,825
-------------------------------------------------------------------------------------------------------------
Stockmann AB, Cl. B                                                               19,150            225,281
                                                                                                -------------
                                                                                                  1,373,992

                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                               Market Value
                                                                                  Shares         See Note 1
-------------------------------------------------------------------------------------------------------------
Consumer Staples--7.7%
-------------------------------------------------------------------------------------------------------------
Broadcasting--5.4%
LG Home Shopping, Inc.                                                            27,583         $2,823,096
-------------------------------------------------------------------------------------------------------------
Food--2.3%
Nestle India Ltd.                                                                 50,000            512,261
-------------------------------------------------------------------------------------------------------------
Thorntons plc                                                                    400,000            695,885
                                                                                                -------------
                                                                                                  1,208,146

-------------------------------------------------------------------------------------------------------------
Energy--2.8%
-------------------------------------------------------------------------------------------------------------
Energy Services--2.8%
Electrofuel, Inc.(1)                                                           1,208,200            805,718
-------------------------------------------------------------------------------------------------------------
IHC Caland NV                                                                     13,050            667,136
                                                                                                -------------
                                                                                                  1,472,854

-------------------------------------------------------------------------------------------------------------
Financial--16.2%
-------------------------------------------------------------------------------------------------------------
Banks--4.5%
Grupo Financiero Banorte SA de CV(1)                                           1,000,000          2,340,833
-------------------------------------------------------------------------------------------------------------
Diversified Financial--10.0%
Cattles plc                                                                      150,000            652,392
-------------------------------------------------------------------------------------------------------------
Credit Rating Information Services of India Ltd.                                 265,000          1,416,089
-------------------------------------------------------------------------------------------------------------
Edinburgh Fund Managers Group plc                                                122,300            968,694
-------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                            60,000            839,483
-------------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                                         92,900            647,513
-------------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV                                                         25,000            694,162
                                                                                                -------------
                                                                                                  5,218,333

-------------------------------------------------------------------------------------------------------------
Insurance--1.7%
Aksigorta AS                                                                 149,000,000            886,523
-------------------------------------------------------------------------------------------------------------
Healthcare--16.2%
-------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--7.1%
Haw Par Healthcare Ltd.                                                        1,362,000          1,546,460
-------------------------------------------------------------------------------------------------------------
Nicox SA(1)                                                                       13,350            517,339
-------------------------------------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                                                       44,000            286,897
-------------------------------------------------------------------------------------------------------------
Pliva d.d., GDR(2)                                                               110,700          1,365,263
                                                                                                -------------
                                                                                                  3,715,959

-------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--9.1%
Elekta AB, B Shares(1)                                                           250,000          2,102,467
-------------------------------------------------------------------------------------------------------------
Norwood Abbey Ltd.(1)                                                          1,500,000            689,127
-------------------------------------------------------------------------------------------------------------
Ortivus AB, B Shares(1)                                                          308,200            589,073
-------------------------------------------------------------------------------------------------------------
Rhoen-Klinikum AG                                                                 21,300          1,021,639
-------------------------------------------------------------------------------------------------------------
SkyePharma plc(1)                                                                400,000            339,456
                                                                                                -------------
                                                                                                  4,741,762

               10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                                               Market Value
                                                                                  Shares         See Note 1
-------------------------------------------------------------------------------------------------------------
Technology--12.2%
-------------------------------------------------------------------------------------------------------------
Computer Services--2.3%
Rakuten, Inc.                                                                        150      $   1,176,910
-------------------------------------------------------------------------------------------------------------
Computer Software--7.1%
Celartem Technology, Inc.(1)                                                          10            223,426
-------------------------------------------------------------------------------------------------------------
Eidos plc(1)                                                                     330,000            644,118
-------------------------------------------------------------------------------------------------------------
F-Secure Oyj(1)                                                                  400,000            415,200
-------------------------------------------------------------------------------------------------------------
NCsoft Corp.(1)                                                                   13,000          1,846,061
-------------------------------------------------------------------------------------------------------------
Unit 4 Agresso NV(1)                                                              70,000            575,225
                                                                                              ---------------
                                                                                                  3,704,030

-------------------------------------------------------------------------------------------------------------
Communications Equipment--0.8%
Toyo Communication Equipment Co. Ltd.                                            150,000            427,050
-------------------------------------------------------------------------------------------------------------
Electronics--2.0%
ASM International NV(1)                                                           25,000            534,250
-------------------------------------------------------------------------------------------------------------
Lambda Physik AG(1)                                                               40,000            477,480
                                                                                              ---------------
                                                                                                  1,011,730

-------------------------------------------------------------------------------------------------------------
Utilities--0.0%
-------------------------------------------------------------------------------------------------------------
Electric Utilities--0.0%
Independent Energy Holdings plc(1,3)                                              74,500                 --
                                                                                              ---------------
Total Common Stocks (Cost $50,668,384)                                                           48,382,619

                                                                               Principal
                                                                                Amount
=============================================================================================================
Repurchase Agreements--3.1%
Repurchase agreement with DB Alex. Brown LLC, 1.85%,
dated 2/28/02, to be repurchased at $1,605,082 on 3/1/02,
collateralized by U.S. Treasury Bonds, 6.75%-7.25%, 5/15/16-8/15/26,
with a value of $1,637,505 (Cost $1,605,000)                                  $1,605,000          1,605,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $52,273,384)                                      96.0%        49,987,619
-------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      4.0          2,076,713
                                                                              -------------------------------
Net Assets                                                                         100.0%     $  52,064,332
                                                                              ===============================

               11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Footnotes to Statement of Investments

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification                                                Market Value            Percent
------------------------------------------------------------------------------------------------------------
Great Britain                                                                $ 7,432,660               14.8%
Korea, Republic of (South)                                                     6,642,095               13.3
India                                                                          5,331,887               10.7
The Netherlands                                                                5,227,243               10.5
Mexico                                                                         4,495,538                9.0
United States                                                                  3,297,259                6.6
Sweden                                                                         2,691,539                5.4
Japan                                                                          2,374,990                4.7
Finland                                                                        1,585,306                3.2
Singapore                                                                      1,546,460                3.1
Germany                                                                        1,499,119                3.0
France                                                                         1,385,398                2.8
Croatia                                                                        1,365,263                2.7
Canada                                                                         1,357,412                2.7
Portugal                                                                       1,159,100                2.3
Belgium                                                                        1,020,700                2.0
Turkey                                                                           886,523                1.8
Australia                                                                        689,127                1.4
                                                                             -------------------------------
Total                                                                        $49,987,619              100.0%
                                                                             ===============================

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,365,263 or 2.62% of the Fund's net assets as of February 28, 2002.
3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

               12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

February 28, 2002
=============================================================================================================
Assets

Investments, at value (cost $52,273,384)-see accompanying statement                            $ 49,987,619
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                145,489
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                   466
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                  1,679,137
Shares of beneficial interest sold                                                                  657,531
Interest and dividends                                                                               83,195
Other                                                                                                   332
                                                                                               --------------
Total assets                                                                                     52,553,769

=============================================================================================================
Liabilities

Payables and other liabilities:
Foreign capital gains taxes                                                                         219,718
Shares of beneficial interest redeemed                                                               95,760
Investments purchased                                                                                73,527
Shareholder reports                                                                                  50,182
Distribution and service plan fees                                                                   19,578
Trustees' compensation                                                                                9,511
Transfer and shareholder servicing agent fees                                                         1,106
Other                                                                                                20,055
                                                                                               --------------
Total liabilities                                                                                   489,437

=============================================================================================================
Net Assets                                                                                     $ 52,064,332
                                                                                               ==============

=============================================================================================================

Composition of Net Assets

Paid-in capital                                                                                $101,162,557
-------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                              (668,887)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                                                   (45,924,575)
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                         (2,504,763)
                                                                                               --------------
Net Assets                                                                                     $ 52,064,332
                                                                                               ==============

               13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

Unaudited
=============================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$30,755,618 and 3,676,257 shares of beneficial interest outstanding)                                  $8.37
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                           $8.88
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,817,190
and 1,910,422 shares of beneficial interest outstanding)                                              $8.28
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,357,363
and 647,653 shares of beneficial interest outstanding)                                                $8.27
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $134,161
and 16,211 shares of beneficial interest outstanding)                                                 $8.28

See accompanying Notes to Financial Statements.

               14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended February 28, 2002
=============================================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $21,084)                                          $  214,425
-------------------------------------------------------------------------------------------------------------
Interest                                                                                             23,196
                                                                                                 ------------
Total income                                                                                        237,621

=============================================================================================================
Expenses

Management fees                                                                                     182,943
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                              31,641
Class B                                                                                              70,552
Class C                                                                                              23,833
Class N                                                                                                  98
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              80,784
Class B                                                                                              42,785
Class C                                                                                              14,483
Class N                                                                                                  95
-------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                  89,622
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          21,428
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                1,204
-------------------------------------------------------------------------------------------------------------
Other                                                                                                13,729
                                                                                                 ------------
Total expenses                                                                                      573,197
Less voluntary waiver of transfer and shareholder servicing
agent fees--Classes A, B, C and N                                                                   (19,185)
Less reduction to custodian expenses                                                                   (464)
                                                                                                 ------------
Net expenses                                                                                        553,548

=============================================================================================================
Net Investment Loss                                                                                (315,927)

=============================================================================================================
Realized and Unrealized Gain (Loss)

Net realized loss on:
Investments (net of foreign capital gains tax of $1,690)                                         (2,109,931)
Foreign currency transactions                                                                    (1,001,601)
                                                                                                 ------------
Net realized loss                                                                                (3,111,532)

-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $219,718)                                        7,099,700
Translation of assets and liabilities denominated in foreign currencies                            (459,462)
                                                                                                 ------------
Net change                                                                                        6,640,238
                                                                                                 ------------
Net realized and unrealized gain                                                                  3,528,706

=============================================================================================================
Net Increase in Net Assets Resulting from Operations                                             $3,212,779
                                                                                                 ============

See accompanying Notes to Financial Statements.

               15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six Months                 Year
                                                                                         Ended                Ended
                                                                             February 28, 2002           August 31,
                                                                                   (Unaudited)                 2001
=====================================================================================================================
Operations

Net investment income (loss)                                                       $  (315,927)         $    49,693
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                   (3,111,532)         (42,480,280)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 6,640,238             (111,891)
                                                                                   ----------------------------------
Net increase (decrease) in net assets resulting from operations                      3,212,779          (42,542,478)

=====================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                               (288,304)            (420,258)
Class B                                                                                (31,235)              (6,670)
Class C                                                                                 (9,130)                  --
Class N                                                                                   (203)                  --
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     --           (2,345,537)
Class B                                                                                     --           (1,246,881)
Class C                                                                                     --             (430,676)
Class N                                                                                     --                   --

=====================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                              1,090,032           (5,269,028)
Class B                                                                                (77,034)          (1,979,433)
Class C                                                                                (80,737)          (1,726,238)
Class N                                                                                119,803                6,678

=====================================================================================================================
Net Assets

Total increase (decrease)                                                            3,935,971          (55,960,521)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 48,128,361          104,088,882
                                                                                   ----------------------------------
End of period (including overdistributed net investment
income of $668,887 and $24,088, respectively)                                      $52,064,332          $48,128,361
                                                                                   ==================================

See accompanying Notes to Financial Statements.

               16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

                                                       Six Months                                                          Year
                                                            Ended                                                         Ended
                                                February 28, 2002                                                    August 31,
Class A                                               (Unaudited)            2001           2000           1999         1998(1)
=================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $7.89          $15.23        $ 17.42        $ 11.52         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.04)            .04           (.10)           .06             .03
Net realized and unrealized gain (loss)                       .60           (6.65)          1.12           6.72            1.49
                                                            ---------------------------------------------------------------------
Total income (loss) from investment operations                .56           (6.61)          1.02           6.78            1.52
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.08)           (.11)          (.18)          (.04)             --
Distributions from net realized gain                           --            (.62)         (3.03)          (.84)             --
                                                            ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.08)           (.73)         (3.21)          (.88)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.37          $ 7.89         $15.23         $17.42          $11.52
                                                            =====================================================================

=================================================================================================================================
Total Return, at Net Asset Value(2)                          7.20%         (44.50)%         5.68%         63.10%          15.20%

=================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $30,756         $27,991        $60,336        $26,965          $9,605
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $27,056         $39,311        $52,095        $14,208          $6,482
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                (1.07)%          0.36%         (0.67)%         0.73%           0.44%
Expenses                                                     2.19%           1.58%          1.74%          2.05%           1.77%(4)
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                                2.10%            N/A            N/A            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        23%            145%           199%           280%            239%

1. For the period from November 17,1997 (inception of offering) to August
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

               17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued

                                                       Six Months                                                          Year
                                                            Ended                                                         Ended
                                                February 28, 2002                                                    August 31,
Class B                                               (Unaudited)            2001           2000           1999         1998(1)
=================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $7.77          $14.99         $17.22         $11.45          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.07)           (.03)          (.19)           .02            (.01)
Net realized and unrealized gain (loss)                       .60           (6.57)          1.09           6.59            1.46
                                                            ---------------------------------------------------------------------
Total income (loss) from investment operations                .53           (6.60)           .90           6.61            1.45
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.02)             --(2)        (.10)            --              --
Distributions from net realized gain                           --            (.62)         (3.03)          (.84)             --
                                                            ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.02)           (.62)         (3.13)          (.84)             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.28          $ 7.77         $14.99         $17.22          $11.45
                                                            =====================================================================

=================================================================================================================================
Total Return, at Net Asset Value(3)                          6.80%         (44.99)%         4.98%         61.77%          14.50%

=================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $15,817         $14,989        $31,807        $11,764          $2,631
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $14,232         $20,147        $25,377        $ 5,367          $1,187
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                (1.83)%         (0.33)%        (1.44)%         0.09%          (0.38)%
Expenses                                                     2.96%           2.34%          2.51%          2.84%           2.67%(5)
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                                2.87%            N/A            N/A            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        23%            145%           199%           280%            239%

1. For the period from November 17,1997 (inception of offering) to August
31, 1998.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

               18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                        Six Months                                                          Year
                                                             Ended                                                         Ended
                                                 February 28, 2002                                                    August 31,
Class C                                                (Unaudited)            2001           2000           1999         1998(1)
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $ 7.77          $14.97        $ 17.22        $ 11.45         $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  (.07)           (.03)          (.16)           .04            (.04)
Net realized and unrealized gain (loss)                        .58           (6.55)          1.07           6.57            1.49
                                                             ---------------------------------------------------------------------
Total income (loss) from investment operations                 .51           (6.58)           .91           6.61            1.45
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.01)             --           (.13)            --              --
Distributions from net realized gain                            --            (.62)         (3.03)          (.84)             --
                                                             ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.01)           (.62)         (3.16)          (.84)             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $8.27          $ 7.77         $14.97         $17.22          $11.45
                                                             =====================================================================

==================================================================================================================================
Total Return, at Net Asset Value(2)                           6.64%         (44.93)%         4.98%         61.77%          14.50%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                    $5,357          $5,142        $11,946         $2,815            $609
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $4,807          $7,095        $ 9,003         $1,256            $454
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                 (1.82)%         (0.32)%        (1.38)%         0.09%          (0.66)%
Expenses                                                      2.96%           2.34%          2.51%          2.84%           2.58%(4)
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                                 2.87%            N/A            N/A            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         23%            145%           199%           280%            239%

1. For the period from November 17,1997 (inception of offering) to August
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

               19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                           Six Months          Period
                                                                                Ended           Ended
                                                                    February 28, 2002      August 31,
Class N                                                                   (Unaudited)         2001(1)
=======================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                            $7.87          $ 9.08
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                             .03             .07
Net realized and unrealized gain (loss)                                           .51           (1.28)
                                                                                -----------------------
Total income (loss) from investment operations                                    .54           (1.21)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             (.13)             --
Distributions from net realized gain                                               --              --
                                                                                -----------------------
Total dividends and/or distributions to shareholders                             (.13)             --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $8.28           $7.87
                                                                                =======================

=======================================================================================================
Total Return, at Net Asset Value(2)                                              7.03%         (13.33)%

=======================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                                         $134              $6
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $ 40              $2
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                                    (1.88)%          5.85%
Expenses                                                                         2.32%           1.94%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                                   2.23%            N/A
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            23%            145%

1. For the period from March 1, 2001(inception of offering) to August 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

               20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

===============================================================================
1. Significant Accounting Policies
Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. Beginning September 1, 2001, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

               21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. Significant Accounting Policies Continued
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $45,617,055. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2002, the Fund's projected benefit obligations were increased by $632 and payments of $510 were made to retired trustees, resulting in an accumulated liability of $9,243 as of February 28, 2002.

               22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

               23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                         Six Months Ended February 28, 2002       Year Ended August 31, 2001(1)
                                   Shares            Amount          Shares             Amount
------------------------------------------------------------------------------------------------
Class A
Sold                              896,137       $ 6,966,631      17,878,372      $ 164,610,299
Dividends and/or
distributions reinvested           32,715           251,911         247,860          2,525,693
Redeemed                         (799,543)       (6,128,510)    (18,540,131)      (172,405,020)
                                 ---------------------------------------------------------------
Net increase (decrease)           129,309       $ 1,090,032        (413,899)     $  (5,269,028)
                                 ===============================================================

------------------------------------------------------------------------------------------------
Class B
Sold                              204,170       $ 1,563,627       1,252,153      $  12,290,456
Dividends and/or
distributions reinvested            3,967            30,268         118,330          1,195,127
Redeemed                         (225,693)       (1,670,929)     (1,564,909)       (15,465,016)
                                 ---------------------------------------------------------------
Net decrease                      (17,556)      $   (77,034)       (194,426)     $  (1,979,433)
                                 ===============================================================

------------------------------------------------------------------------------------------------
Class C
Sold                              184,278       $ 1,366,265       2,492,980      $  24,257,851
Dividends and/or
distributions reinvested            1,046             7,973          39,244            395,974
Redeemed                         (199,757)       (1,454,975)     (2,668,323)       (26,380,063)
                                 ---------------------------------------------------------------
Net decrease                      (14,433)      $   (80,737)       (136,099)     $  (1,726,238)
                                 ===============================================================

------------------------------------------------------------------------------------------------
Class N
Sold                               15,378       $   119,615             809      $       6,678
Dividends and/or
distributions reinvested               24               188              --                 --
Redeemed                               --                --              --                 --
                                 ---------------------------------------------------------------
Net increase                       15,402       $   119,803             809      $       6,678
                                 ===============================================================

1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $10,347,943 and $11,296,833, respectively.

               24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 0.80%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate          Class A    Concessions     Concessions     Concessions     Concessions
                   Front-End        Front-End     on Class A      on Class B      on Class C      on Class N
               Sales Charges    Sales Charges         Shares          Shares          Shares          Shares
Six Months        on Class A      Retained by    Advanced by     Advanced by     Advanced by     Advanced by
Ended                 Shares      Distributor    Distributor(1)  Distributor(1)  Distributor(1)  Distributor(1)
-----------------------------------------------------------------------------------------------------------------
February 28, 2002    $36,697          $14,503         $1,455         $39,318          $6,534            $723

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                     Class A                     Class B                    Class C                  Class N
                  Contingent                  Contingent                 Contingent               Contingent
                    Deferred                    Deferred                   Deferred                 Deferred
               Sales Charges               Sales Charges              Sales Charges            Sales Charges
Six Months       Retained by                 Retained by                Retained by              Retained by
Ended            Distributor                 Distributor                Distributor              Distributor
-----------------------------------------------------------------------------------------------------------------
February 28, 2002       $448                     $16,646                       $255                      $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

               25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $31,641, all of which were paid by the Distributor to recipients, and included $2,706 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:

                                                                               Distributor's
                                                           Distributor's           Aggregate
                                                               Aggregate        Unreimbursed
                                                            Unreimbursed       Expenses as %
                   Total Payments    Amount Retained            Expenses       of Net Assets
                       Under Plan     by Distributor          Under Plan            of Class
---------------------------------------------------------------------------------------------
Class B Plan              $70,552            $55,678            $646,961               4.09%
Class C Plan               23,833              6,240             113,386               2.12
Class N Plan                   98                 67                 643               0.48

               26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2002, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration          Contract     Valuation as of      Unrealized
Contract Description                   Date     Amount (000s)   February 28, 2002    Appreciation
--------------------------------------------------------------------------------------------------
Contracts to Purchase
Japanese Yen [JPY]                   3/4/02          JPY9,840             $73,542            $466

================================================================================
6. Illiquid Securities
As of February 28, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2002, was zero.

================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.

               27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
Officers and Trustees        Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of
                             Trustees
                             John V. Murphy, President and Trustee
                             Robert G. Galli, Trustee
                             Phillip A. Griffiths, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Clayton K. Yeutter, Trustee
                             Robert G. Zack, Secretary
                             Brian W. Wixted, Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Katherine P. Feld, Assistant Secretary
                             Kathleen T. Ives, Assistant Secretary
                             Denis R. Molleur, Assistant Secretary

================================================================================
Investment Advisor           OppenheimerFunds, Inc.

================================================================================
Distributor                  OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder     OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                 The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors         KPMG LLP

================================================================================
Legal Counsel                Mayer, Brown, Rowe and Maw

                             The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                             Oppenheimer funds are distributed by
                             OppenheimerFunds Distributor, Inc. 498 Seventh
                             Avenue, New York, NY 10018

                             (c)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

               28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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                             Ticker Symbols  Class A: OSMAX  Class B: OSMBX
                                             Class C: OSMCX  Class N: OSMNX

--------------------------------------------------------------------------------

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     RS0815.001.0202 April 29, 2002